Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 12 - Income Taxes

Income Tax Expense

The relative split between current and deferred taxes is due to a variety of factors including true ups of prior year tax returns, and most importantly, the timing of our property-related deductions. Components of income tax expense in the Consolidated Statements of Income are shown in the following table.

In millions	2013	2012	2011
Current income taxes
Federal	$163	$9	$(89)
State	35	4	1
Deferred income taxes
Federal	2	135	196
State	(9)	20	18
Amortization of investment tax credits	(3)	(3)	(1)
Total	$188	$165	$125

The reconciliations between the statutory federal income tax rate of 35%, the effective rate and the related amount of income tax expense for the years ended December 31, in our Consolidated Statements of Income are presented in the following table.

In millions	2013	2012	2011
Computed tax expense at statutory rate	$175	$159	$109
State income tax, net of federal income tax benefit	21	19	14
Sale of Compass Energy	6	-	-
Tax effect of net income attributable to the noncontrolling interest	(7)	(6)	(6)
Amortization of investment tax credits	(3)	(3)	(1)
Affordable housing credits	(2)	(2)	(1)
Flexible dividend deduction	(2)	(2)	(2)
Change in control payments	-	-	9
Merger transaction costs	-	-	3
Total income tax expense on Consolidated Statements of Income	$188	$165	$125

Accumulated Deferred Income Tax Assets and Liabilities

We report some of our assets and liabilities differently for financial accounting purposes than we do for income tax purposes. We report the tax effects of the differences in those items as deferred income tax assets or liabilities in our Consolidated Statements of Financial Position. We measure the assets and liabilities using income tax rates that are currently in effect. We have provided a valuation allowance for some of these items that reduce our net deferred tax assets to amounts we believe are more likely than not to be realized in future periods. With respect to our continuing operations, we have net operating losses in various jurisdictions. Components that give rise to the net non-current accumulated deferred income tax liability are as follows.

	As of December 31,
In millions	2013	2012
Accumulated deferred income tax liabilities
Property - accelerated depreciation and other property-related items	$1,613	$1,533
Undistributed earnings of foreign subsidiaries	26	30
Investments in partnerships	18	26
Acquisition intangibles	15	26
Mark-to-market	-	22
Other	128	126
Total accumulated deferred income tax liabilities	1,800	1,763
Accumulated deferred income tax assets
Unfunded pension and retiree welfare benefit obligation	92	145
Deferred investment tax credits	7	9
Mark-to-market	4	-
Other	44	43
Total accumulated deferred income tax assets	147	197
Valuation allowances (1)	(14)	(22)
Total accumulated deferred income tax assets, net of valuation allowance	133	175
Net non-current accumulated deferred tax liability	$1,667	$1,588

(1)

The total valuation allowance is $22 million, which is comprised of $3 million valuation allowance is due to the net operating losses of a former non-operating subsidiary that are not allowed in New Jersey and $19 million valuation allowance is related to our investment in Triton. In addition, $8 million of the total is classified as a valuation allowance against current deferred income tax assets. See Note 2 for more information regarding current deferred income taxes.

A deferred income tax liability is not recorded on undistributed foreign earnings that are expected to be indefinitely reinvested offshore. We consider, among other factors, actual cash investments offshore as well as projected cash requirements in making this determination. Changes in our investment or repatriation plans or circumstances could result in a different deferred income tax liability. We had $80 million of such cash and short-term investments on our Consolidated Statements of Financial Position as of December 31, 2013 and 2012. As of March 31, 2014, in conjunction with the agreement to sell Tropical Shipping, we determined that we no longer have the intent to indefinitely reinvest Tropical Shipping’s cash and short and long-term investments offshore, and recognized income tax expense of $55 million in the first half of 2014 related to the cumulative foreign earnings for which no tax liabilities had previously been recorded. In connection with the sale, cash was repatriated immediately prior to closing the sale transaction. See Note 2 for more information about potential income taxes related to undistributed foreign earnings.

Tax Benefits

As of December 31, 2013 and December 31, 2012, we did not have a liability for unrecognized tax benefits. Based on current information, we do not anticipate that this will change materially in 2014. As of December 31, 2013, we did not have a liability recorded for payment of interest or penalties associated with uncertain tax positions nor did we have any such interest or penalties during 2013 or 2012.

We file a U.S. federal consolidated income tax return and various state income tax returns. We are no longer subject to income tax examinations by the Internal Revenue Service or in any state for years before 2008.